NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Fair Value Assumptions for Stock Options) (Details) (Stock Options [Member])	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield
Estimated annual forfeitures
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	0.53%	0.23%	1.39%
Expected term (in years)	2 years 6 months	1 year 6 months	4 years
Volatility of common stock	89.67%	87.55%	87.24%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	1.99%	2.35%	2.24%
Expected term (in years)	10 years	6 years 6 months	6 years 6 months
Volatility of common stock	93.11%	91.39%	96.46%